                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-146433


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                          FS VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                             DATED FEBRUARY 1, 2008

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The Supplement dated February 1, 2008 and filed on February 2, 2008 to the
Polaris Advantage Variable Annuity Prospectus is hereby deleted. The MarketLock For Life Plus Option 2 feature is now available for election.



















Dated:   April 4, 2008



                Please keep this Supplement with your Prospectus



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